Risk Management and Financial Instruments - Schedule of Hedge Cash Flow Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk Management and Financial Instruments - Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	$ 186	$ (549)
(-) Income Tax	(63)	187
Impact of Hedge Operations on Subsidiaries	123	$ (362)
OCI [Member]
Risk Management and Financial Instruments - Schedule of Hedge Cash Flow Movement [Line Items]
Hedge accounting operations at the parent company	735
(-) Income Tax	(250)
Impact of Hedge Operations on Subsidiaries	$ 485